Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2021
Registrant Name	THE MERGER FUND VL
Entity Central Index Key	0001208133
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 01, 2021
Document Effective Date	Oct. 01, 2021
Prospectus Date	Oct. 01, 2021
The Merger Fund® VL | The Merger Fund VL
Prospectus:
Trading Symbol	MERVX